Summary of significant accounting policies - Summary of changes in accumulated other comprehensive loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, beginning balance	$ 59,317,386	$ 92,192,408	$ (6,538,340)
Other comprehensive gain (loss)	367	23,040	(24,654)
Equity, ending balance	29,105,888	59,317,386	92,192,408
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity, beginning balance	(1,614)	(24,654)	0
Equity, ending balance	$ (1,247)	$ (1,614)	$ (24,654)